Parent Company Only Condensed Financial Information (Condensed Statements Of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 9,601	$ 4,273
Amortization, net	(96)	(41)
Net cash used by operating activities	(103,538)	(11,810)
Cash flows from investing activities
Net cash used by investing activities	(111,402)	(143,766)
Cash flows from financing activities:
Net proceeds from issuance of subordinated debentures		9,612
Net proceeds from the issuance of preferred stock private placement	14,000
Net proceeds from issuance of common stock in private placement	9,641
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(23)	(42)
Exercise of warrants to common stock	1,258	716
Net cash from financing activities	193,515	177,382
Net change in cash and cash equivalents	(21,425)	21,806
Beginning cash and cash equivalents	67,304	45,498
Ending cash and cash equivalents	45,879	67,304
Parent Company [Member]
Cash flows from operating activities
Net income	9,601	4,273
Effect of subsidiaries' operations	(11,215)	(5,369)
Amortization, net	39
Change in other assets and other liabilities	(939)	95
Net cash used by operating activities	(2,514)	(1,001)
Cash flows from investing activities
Investments in banking subsidiary	(14,000)	(13,133)
Net cash used by investing activities	(14,000)	(13,133)
Cash flows from financing activities:
Proceeds from other borrowings	4,000	8,000
Repayments of other borrowings	(5,000)	(2,000)
Net proceeds from issuance of subordinated debentures		9,612
Net proceeds from the issuance of preferred stock private placement	14,000
Net proceeds from issuance of common stock in private placement	9,641
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(23)	(42)
Exercise of warrants to common stock	1,258	716
Net cash from financing activities	23,876	16,286
Net change in cash and cash equivalents	7,362	2,152
Beginning cash and cash equivalents	2,675	523
Ending cash and cash equivalents	$ 10,037	$ 2,675